OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES - Leasing (Details) - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings
Other current financial liabilities		$ 47,763,039	$ 38,566,724
Other non-current financial liabilities		1,041,048,972	989,829,569
Bank loans
Disclosure of detailed information about borrowings
Other current financial liabilities	[1]	26,617	799,072
Other non-current financial liabilities	[1]	4,000,000	4,000,000
Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities	[1]	8,191,535	5,718,484
Other non-current financial liabilities	[1]	16,387,030	15,339,373
Rio De Janeiro Refrescos Ltda | Cogeracao Light Esco 12.28% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		873,321	698,526
Other non-current financial liabilities		$ 8,703,629	$ 8,655,942
Nominal interest rate		12.28%	12.28%
Rio De Janeiro Refrescos Ltda | Tetra Pack 7.39% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		$ 180,136	$ 208,738
Other non-current financial liabilities		$ 547,021	$ 95,856
Nominal interest rate		7.39%	7.39%
Rio De Janeiro Refrescos Ltda | Real Estate 8.10% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		$ 267,752	$ 183,694
Other non-current financial liabilities		$ 143,991
Nominal interest rate		8.10%
Rio De Janeiro Refrescos Ltda | Leao 3.50% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		$ 289,409	269,310
Other non-current financial liabilities		$ 852,238
Nominal interest rate		3.50%
Rio De Janeiro Refrescos Ltda | Real Estate 8.20% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities			$ 129,433
Nominal interest rate			8.20%
Rio De Janeiro Refrescos Ltda | Leao 6.56% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities			$ 1,031,856
Nominal interest rate			6.56%
Rio De Janeiro Refrescos Ltda | Up to 90 days | Cogeracao Light Esco 12.28% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		$ 208,428
Rio De Janeiro Refrescos Ltda | Up to 90 days | Tetra Pack 7.39% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		46,545
Rio De Janeiro Refrescos Ltda | Up to 90 days | Real Estate 8.10% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		86,365
Rio De Janeiro Refrescos Ltda | Up to 90 days | Leao 3.50% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		72,497
Rio De Janeiro Refrescos Ltda | 90 days to 1 year | Cogeracao Light Esco 12.28% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		664,893
Rio De Janeiro Refrescos Ltda | 90 days to 1 year | Tetra Pack 7.39% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		133,591
Rio De Janeiro Refrescos Ltda | 90 days to 1 year | Real Estate 8.10% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		181,387
Rio De Janeiro Refrescos Ltda | 90 days to 1 year | Leao 3.50% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		216,912
Rio De Janeiro Refrescos Ltda | Maturity within one year | Cogeracao Light Esco 12.28% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities			$ 789,334
Rio De Janeiro Refrescos Ltda | Maturity within one year | Tetra Pack 7.39% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities			95,856
Rio De Janeiro Refrescos Ltda | Maturity within one year | Real Estate 8.20% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities			72,906
Rio De Janeiro Refrescos Ltda | Maturity within one year | Leao 6.56% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities			261,577
Rio De Janeiro Refrescos Ltda | More than 1 year up to 2 years | Cogeracao Light Esco 12.28% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		986,852
Rio De Janeiro Refrescos Ltda | More than 1 year up to 2 years | Tetra Pack 7.39% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		64,906
Rio De Janeiro Refrescos Ltda | More than 1 year up to 2 years | Real Estate 8.10% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		115,321
Rio De Janeiro Refrescos Ltda | More than 1 year up to 2 years | Leao 3.50% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		276,248
Rio De Janeiro Refrescos Ltda | More than 2 years up to 3 years | Cogeracao Light Esco 12.28% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		1,115,143	891,946
Rio De Janeiro Refrescos Ltda | More than 2 years up to 3 years | Tetra Pack 7.39% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		69,872
Rio De Janeiro Refrescos Ltda | More than 2 years up to 3 years | Real Estate 8.10% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		28,670
Rio De Janeiro Refrescos Ltda | More than 2 years up to 3 years | Leao 3.50% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		269,864
Rio De Janeiro Refrescos Ltda | More than 2 years up to 3 years | Real Estate 8.20% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities			32,980
Rio De Janeiro Refrescos Ltda | More than 2 years up to 3 years | Leao 6.56% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities			249,681
Rio De Janeiro Refrescos Ltda | More than 3 years up to 4 years | Cogeracao Light Esco 12.28% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		1,260,112	1,007,901
Rio De Janeiro Refrescos Ltda | More than 3 years up to 4 years | Tetra Pack 7.39% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		75,217
Rio De Janeiro Refrescos Ltda | More than 3 years up to 4 years | Leao 3.50% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		249,693
Rio De Janeiro Refrescos Ltda | More than 3 years up to 4 years | Real Estate 8.20% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities			23,547
Rio De Janeiro Refrescos Ltda | More than 3 years up to 4 years | Leao 6.56% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities			243,911
Rio De Janeiro Refrescos Ltda | More than 4 years up to 5 years | Cogeracao Light Esco 12.28% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		1,423,926	1,138,928
Rio De Janeiro Refrescos Ltda | More than 4 years up to 5 years | Tetra Pack 7.39% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		80,971
Rio De Janeiro Refrescos Ltda | More than 4 years up to 5 years | Leao 3.50% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		29,102
Rio De Janeiro Refrescos Ltda | More than 4 years up to 5 years | Leao 6.56% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities			225,680
Rio De Janeiro Refrescos Ltda | More than 5 years | Cogeracao Light Esco 12.28% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		3,917,596	4,827,833
Rio De Janeiro Refrescos Ltda | More than 5 years | Tetra Pack 7.39% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		256,055
Rio De Janeiro Refrescos Ltda | More than 5 years | Leao 3.50% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		27,331
Rio De Janeiro Refrescos Ltda | More than 5 years | Leao 6.56% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities			51,007
Embotelladora del Atlantico S.A. | Tetra Pak SRL 12.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		148,347	83,469
Other non-current financial liabilities		$ 531,575	$ 572,582
Nominal interest rate		12.00%	12.00%
Embotelladora del Atlantico S.A. | Banco Comafi 12.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		$ 24,779	$ 124,927
Other non-current financial liabilities		$ 86,276	$ 20,867
Nominal interest rate		12.00%	12.00%
Embotelladora del Atlantico S.A. | Real Estate 50.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		$ 486,793	$ 213,905
Other non-current financial liabilities		$ 86,139	$ 128,930
Nominal interest rate		50.00%	50.00%
Embotelladora del Atlantico S.A. | Real Estate 50.00 Effective Rate Monthly Amortization Obligation 2 | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities			$ 95,931
Nominal interest rate			50.00%
Embotelladora del Atlantico S.A. | Systems 12.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		$ 138,103	$ 82,227
Nominal interest rate		12.00%
Embotelladora del Atlantico S.A. | Up to 90 days | Tetra Pak SRL 12.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		$ 37,087
Embotelladora del Atlantico S.A. | Up to 90 days | Banco Comafi 12.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		24,779
Embotelladora del Atlantico S.A. | Up to 90 days | Real Estate 50.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		94,094
Embotelladora del Atlantico S.A. | Up to 90 days | Systems 12.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		34,526
Embotelladora del Atlantico S.A. | 90 days to 1 year | Tetra Pak SRL 12.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		111,260
Embotelladora del Atlantico S.A. | 90 days to 1 year | Real Estate 50.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		392,699
Embotelladora del Atlantico S.A. | 90 days to 1 year | Systems 12.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		103,577
Embotelladora del Atlantico S.A. | More than 2 years up to 3 years | Tetra Pak SRL 12.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		296,693	249,854
Embotelladora del Atlantico S.A. | More than 2 years up to 3 years | Banco Comafi 12.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		86,276	20,867
Embotelladora del Atlantico S.A. | More than 2 years up to 3 years | Real Estate 50.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		86,139	128,930
Embotelladora del Atlantico S.A. | More than 2 years up to 3 years | Real Estate 50.00 Effective Rate Monthly Amortization Obligation 2 | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities			95,931
Embotelladora del Atlantico S.A. | More than 4 years up to 5 years | Tetra Pak SRL 12.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		234,882	249,854
Embotelladora del Atlantico S.A. | More than 5 years | Tetra Pak SRL 12.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities			72,874
VJ S.A. | De Lage Landen Chile S.A 12.16% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		558,872
Other non-current financial liabilities		$ 1,343,457
Nominal interest rate		12.16%
VJ S.A. | Up to 90 days | De Lage Landen Chile S.A 12.16% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		$ 137,601
VJ S.A. | 90 days to 1 year | De Lage Landen Chile S.A 12.16% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		421,271
VJ S.A. | More than 1 year up to 2 years | De Lage Landen Chile S.A 12.16% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		1,343,457
Vital Aguas S.A. | Coca Cola del Valle New Ventures S.A 7.50% Effective Rate Lineal Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		$ 1,107,139	1,171,464
Nominal interest rate		7.50%
Vital Aguas S.A. | Coca Cola del Valle New Ventures S.A 8.20% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities			$ 1,107,140
Nominal interest rate			8.20%
Vital Aguas S.A. | Up to 90 days | Coca Cola del Valle New Ventures S.A 7.50% Effective Rate Lineal Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		$ 298,788
Vital Aguas S.A. | 90 days to 1 year | Coca Cola del Valle New Ventures S.A 7.50% Effective Rate Lineal Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		808,351
Vital Aguas S.A. | Maturity within one year | Coca Cola del Valle New Ventures S.A 8.20% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities			$ 1,107,140
Envases Central S.A. | Coca Cola del Valle New Ventures S.A 5.56% Effective Rate Lineal Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		2,364,977	2,290,464
Other non-current financial liabilities		$ 602,887
Nominal interest rate		5.56%
Envases Central S.A. | Coca Cola del Valle New Ventures S.A 9.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities			$ 2,967,864
Nominal interest rate			9.00%
Envases Central S.A. | Up to 90 days | Coca Cola del Valle New Ventures S.A 5.56% Effective Rate Lineal Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		$ 584,259
Envases Central S.A. | 90 days to 1 year | Coca Cola del Valle New Ventures S.A 5.56% Effective Rate Lineal Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		1,780,718
Envases Central S.A. | Maturity within one year | Coca Cola del Valle New Ventures S.A 9.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities			$ 2,967,864
Envases Central S.A. | More than 1 year up to 2 years | Coca Cola del Valle New Ventures S.A 5.56% Effective Rate Lineal Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		602,887
Paraguay Refrescos S.A. | Tetra Pak Ltda. Suc. Py 1.00% Effective Interest Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		$ 185,345	215,632
Other non-current financial liabilities			$ 163,635
Nominal interest rate		1.00%	1.00%
Paraguay Refrescos S.A. | Up to 90 days | Tetra Pak Ltda. Suc. Py 1.00% Effective Interest Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		$ 66,479
Paraguay Refrescos S.A. | 90 days to 1 year | Tetra Pak Ltda. Suc. Py 1.00% Effective Interest Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		118,866
Paraguay Refrescos S.A. | More than 2 years up to 3 years | Tetra Pak Ltda. Suc. Py 1.00% Effective Interest Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities			$ 163,635
Transportes Polar S.A. | Cons. Inmob. e Inversiones Limitada 2.89% Effective Interest Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		101,950	92,778
Other non-current financial liabilities		$ 277,405	$ 355,340
Nominal interest rate		2.89%	2.89%
Transportes Polar S.A. | Up to 90 days | Cons. Inmob. e Inversiones Limitada 2.89% Effective Interest Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		$ 25,212
Transportes Polar S.A. | 90 days to 1 year | Cons. Inmob. e Inversiones Limitada 2.89% Effective Interest Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		76,738
Transportes Polar S.A. | More than 2 years up to 3 years | Cons. Inmob. e Inversiones Limitada 2.89% Effective Interest Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		212,945	$ 193,789
Transportes Polar S.A. | More than 4 years up to 5 years | Cons. Inmob. e Inversiones Limitada 2.89% Effective Interest Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		64,460	161,551
Embotelladora Andina S.A. | Central de Restaurante Aramark Ltda. 1.30% Effective Interest Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		$ 13,997	83,350
Other non-current financial liabilities			$ 13,997
Nominal interest rate		1.30%	1.30%
Embotelladora Andina S.A. | Up to 90 days | Central de Restaurante Aramark Ltda. 1.30% Effective Interest Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		$ 13,997
Embotelladora Andina S.A. | More than 2 years up to 3 years | Central de Restaurante Aramark Ltda. 1.30% Effective Interest Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities			$ 13,997
Transportes Andina Refrescos Ltda. | Arrendamiento De Maquinaria SPAS 1.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		274,063
Other non-current financial liabilities		$ 585,960
Nominal interest rate		1.00%
Transportes Andina Refrescos Ltda. | Comercializadora Novaverde Limitada 0.08% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		$ 376,446
Other non-current financial liabilities		$ 156,942
Nominal interest rate		0.08%
Transportes Andina Refrescos Ltda. | Jungheinrich Rentalift SPA 0.24% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		$ 800,106
Other non-current financial liabilities		$ 2,469,510
Nominal interest rate		0.24%
Transportes Andina Refrescos Ltda. | Up to 90 days | Arrendamiento De Maquinaria SPAS 1.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		$ 68,732
Transportes Andina Refrescos Ltda. | Up to 90 days | Comercializadora Novaverde Limitada 0.08% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		94,083
Transportes Andina Refrescos Ltda. | Up to 90 days | Jungheinrich Rentalift SPA 0.24% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		197,874
Transportes Andina Refrescos Ltda. | 90 days to 1 year | Arrendamiento De Maquinaria SPAS 1.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		205,331
Transportes Andina Refrescos Ltda. | 90 days to 1 year | Comercializadora Novaverde Limitada 0.08% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		282,363
Transportes Andina Refrescos Ltda. | 90 days to 1 year | Jungheinrich Rentalift SPA 0.24% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		602,232
Transportes Andina Refrescos Ltda. | More than 2 years up to 3 years | Arrendamiento De Maquinaria SPAS 1.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		541,264
Transportes Andina Refrescos Ltda. | More than 2 years up to 3 years | Comercializadora Novaverde Limitada 0.08% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		156,942
Transportes Andina Refrescos Ltda. | More than 2 years up to 3 years | Jungheinrich Rentalift SPA 0.24% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		1,670,939
Transportes Andina Refrescos Ltda. | More than 4 years up to 5 years | Arrendamiento De Maquinaria SPAS 1.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		44,696
Transportes Andina Refrescos Ltda. | More than 4 years up to 5 years | Jungheinrich Rentalift SPA 0.24% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		$ 798,571
Minimum
Disclosure of detailed information about borrowings
Average life		1 year
Maximum
Disclosure of detailed information about borrowings
Average life		8 years

[1]	Financial instruments such as: Cash and Cash Equivalents, Trade and Other Accounts Receivable, Accounts Receivable, Bottle Guarantee Deposits and Trade Accounts Payable, and Other Accounts Payable present a fair value that approximates their carrying value, considering the nature and term of the obligation. The business model is to maintain the financial instrument in order to collect/pay contractual cash flows, in accordance with the terms of the contract, where cash flows are received/cancelled on specific dates that exclusively constitute payments of principal plus interest on that principal. These instruments are revalued at amortized cost.